Obligations under Guarantees and Other Off-balance Sheet Instruments (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 86,790,000	¥ 81,144,000
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	5 years
Carrying amounts of the liabilities related to guarantees and similar instruments	¥ 1,329,100	1,242,232
Allowance for off-balance sheet instruments	¥ 62,262	58,314
Lending-related commitments which expire within one year, in approximate percentage	65.00%
Lending-related commitments which expire from one year to five years, in approximate percentage	32.00%
Lending-related commitments which expire after five years, in approximate percentage	3.00%
Portion syndicated out to third parties
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 768,500	681,400
Options sold
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 1,255,657	¥ 1,175,019